FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of fair value measurements of the Group's assets that were measured at fair value on a recurring basis

As of December 31, 2023 and 2024, information about inputs for the fair value measurements of the Group’s assets that were measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	As of December 31, 2024
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (level 3)	Total balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	2,691,097	11,770,376	3,692,505	18,153,978
Bonds	54,418,366	—	—	54,418,366
Stock	2,270,679	—	—	2,270,679
Others	704,059	—	—	704,059
Cash and cash equivalents
Funds	4,023,182	—	—	4,023,182
Long‑term available-for-sale securities	—	—	4,410,382	4,410,382
Total	64,107,383	11,770,376	8,102,887	83,980,646

	As of December 31, 2023
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (level 3)	Total balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	2,634,959	353,525	3,435,440	6,423,924
Bonds	418,077,123	—	—	418,077,123
Stock	3,014,507	—	—	3,014,507
Others	644,000	—	—	644,000
Cash and cash equivalents
Funds	6,428,256	—	—	6,428,256
Long‑term available-for-sale securities	—	—	4,066,490	4,066,490
Total	430,798,845	353,525	7,501,930	438,654,300

Schedule of movements of Level 3 fair value measurements

The movements of Level 3 fair value measurements for the years ended December 31, 2023 and 2024 are as follows:

US$
As of January 1, 2023	7,378,683
Additions during the year	1,000,000
Net unrealized loss	(876,753)
As of December 31, 2023	7,501,930
Additions during the year	—
Net unrealized gain	600,957
As of December 31, 2024	8,102,887